Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Summary of Significant Accounting Policies
Allowance for doubtful accounts	$ 5,470,897	$ 257,463
Accumulated deficit	$ (131,676,567)	$ (90,179,720)	$ (38,402,816)	$ 683